Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2015
Nature of Operations [Abstract]
Schedule of Details of Impairment
		Year ended	Year ended	Year ended
		December 31,	December 31,	December 31,
		2015	2014	2013
		U.S. Dollars	U.S. Dollars	U.S. Dollars
Account	Nature of impact	(in thousands)	(in thousands)	(in thousands)

Cost of Revenues	Inventory write-off	1,041	205	3,052
Reorganization and	Impairment charge with
impairment	respect of technology,
	customer relationships and goodwill	1,595	-	1,656

Reorganization and	Revaluation of liabilities
impairment	in respect of Printar and SELA acquisition	(1,457)	(106)	(5,122)

Reorganization and
impairment	Other	-	166	854

		1,179	265	440